Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Current assets:
Cash and cash equivalents	$ 7,035	$ 6,236
Restricted cash	57	53
Marketable equity securities	15	26
Trade receivables	16	118
Other receivables	324	398
Total current assets	7,447	6,831
Non-current assets:
Right of use asset	1,310	1,335
Fixed assets, net	169	187
Total non-current assets	1,479	1,522
Total assets	8,926	8,353
Current liabilities:
Trade payables	164	249
Operating lease liability	432	339
Other accounts payable	1,399	1,481
Total current liabilities	1,995	2,069
Operating lease liability	1,133	1,173
Total liabilities	3,128	3,242
Shareholders’ equity:
Ordinary shares, no par value per share (“Ordinary Shares”) Authorized 1,000,000,000 shares. Issued and outstanding: 371,385,669 shares as of June 30, 2026, and 140,634,421 as of December 31, 2025.
Additional paid-in capital	155,574	149,164
Accumulated deficit	(148,462)	(142,931)
Total Foresight Autonomous Holdings Ltd. shareholders’ equity	7,112	6,233
Non-controlling interest	(1,314)	(1,122)
Total equity	5,798	5,111
Total liabilities and shareholders’ equity	$ 8,926	$ 8,353